Leases -Summary of Future lease payments (Detail) - Dec. 31, 2021 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Leases [Abstract]
2022	¥ 2,946	$ 462
2023	2,307	362
2024	1,755	275
2025	1,070	168
2026	595	93
Thereafter	603	95
Total future lease payments	9,276	1,455
Less: Imputed interest	845	131
Total lease liability balance	¥ 8,431	$ 1,324